INTANGIBLE ASSETS, NET - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Intangible Asset [Line Items]
Amortization of Intangible Assets	¥ 26,397,000	¥ 58,934,000	¥ 75,660,000
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges	Asset Impairment Charges	Asset Impairment Charges
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)	¥ 100,156,000	¥ 0	¥ 533,412,000
Apartment rental contracts [Member]
Schedule Of Intangible Asset [Line Items]
Disposal of intangible assets	11,972,000	10,725,000	14,756,000
Consideration from disposal of Intangible assets	0
Loss from disposal of intangible assets	¥ 11,972,000	¥ 10,725,000	¥ 14,756,000